IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of impairment of assets [Abstract]
Schedule of sensitivity analysis and key assumptions used for impairments testing on assets
Details of the impairment tests performed are outlined below:

Carrying amount allocated to the asset group
Goodwill	$41,690
Intangible assets with indefinite useful lives	$7,964
Results of test performed as of December 31, 2017:
Recoverable amount	$971,752
Annual revenue growth rates (1)	10.2% in 2018, 2.5% thereafter
Discount rate (2)	10.6%
Cash flows beyond 2018 have been extrapolated using a steady growth rate of (3)	2.5%
Income tax rate (4)	23.0%
Sensitivity analysis performed using reasonably possible changes in key assumptions above:

Revenue growth rates	6.6% in 2018, 0% thereafter
Discount rate	12.0%
Cash flows beyond 2018 have been extrapolated using a steady growth rate of	1.0%
Income tax rate	39.0%
There was no impairment resulting from changing the individual assumptions above.

Schedule of impairments (reversals of impairments) recognized on intangible assets
Impairments (reversals of impairments) recognized during the years ended December 31, 2017 and 2016 are as follows:

	2017		2016
	Impairment recognized	Impairment reversed	Impairment recognized	Impairment reversed
	$	$	$	$
Classes of assets impaired
Manufacturing facility closures, restructuring and other related charges
Inventories	338	(175)	1,420	—
Parts and supplies	—	(12)	—	—
Property, plant and equipment
Manufacturing equipment	208	(1)	4,017	(1,031)
Furniture, office equipment and other	—	—	32	—
Construction in progress	82	—	—	—
Intangibles	—	—	379	—
	628	(188)	5,848	(1,031)
Cost of sales
Inventories	801	—	2,019	—
Property, plant and equipment
Manufacturing equipment	—	(2)	7	—
Computer equipment and software	—	—	133	—
Furniture, office equipment and other	2	—	—	—
Construction in progress	192	—	86	—
	995	(2)	2,245	—
Total	1,623	(190)	8,093	(1,031)